Mining interests and plant and equipment (Narrative) (Details) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($) $ / Ounce	Jun. 30, 2021 CAD ($) $ / Ounce	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Impairment loss				$ 1,818	$ 2,948
Plant and equipment [Member]
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Right-of-use assets				$ 6,800	$ 20,300
San Antonio gold project [Member]
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Impairment loss	$ 81,000
Estimated recoverable amount	$ 35,000
Pre-tax real discount rate	19.90%
Additional impairment charge if gold price per ounce applied to cash flow projections had been 10% lower	$ 35,000
Additional impairment charge if the pre-tax real discount rate had been 100 basis points higher	$ 5,800
Bonanza Ledge Phase 2 Project [Member]
Mining exploration, evaluation and development and Royalty, Stream and other interest [line items]
Impairment loss		$ 22,400	$ 36,100
Estimated recoverable amount			$ 12,400
Average gold price per ounce | $ / Ounce		1,787	1,797
Short-term remaining mine life		18 months	18 months
Additional impairment charge if gold price per ounce applied to cash flow projections had been 10% lower			$ 9,300
Additional impairment charge if the average gold grade or gold recovery had been 10% lower			$ 12,400